LEASES (Schedule of Operating Cash Flows) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
Operating lease right-of-use assets	$ 3,114	$ 6,767
Current operating lease liabilities	1,169	1,614
Non-current operating lease liabilities	1,989	5,758
Total operating lease liabilities	$ 3,158	$ 7,372
Israel [Member]
Operating Leases
Weighted Average Remaining Lease Term	2 years	4 years
Weighted Average discount rate percentage	4.50%	4.50%
United States [Member]
Operating Leases
Weighted Average Remaining Lease Term	5 years	5 years
Weighted Average discount rate percentage	4.84%	4.84%